SEGMENT REPORTING (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	$ 492,197	$ 438,005
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(468,066)	(420,488)
Total segment and consolidated cost of revenue-depreciation and amortization	(21,332)	(6,773)
Total segment and consolidated cost	(489,398)	(427,261)
Reconciling items:
Operating expenses	(14,887)	(9,906)
Other operating income	276	46
Government grant	9
Other operating expenses	1,515	434
Net loss on disposal of cryptocurrencies	(2,057)	(8,634)
Impairment of cryptocurrency assets	12,620	8,863
Changes in fair value of derivative instrument		836
Impairment of property and equipment	(836)
Changes in fair value of contingent considerations	1,247
Operating loss from continuing operations	(27,584)	(16,211)
Other income, net	554	280
Interest income	106	37
Interest expense	(218)	(709)
(Loss) gain from equity method investments	151	(859)
Gain on previously held equity method investment		5,500
Gain from disposal of a subsidiary		126
Net loss from continuing operations	$ (26,991)	(11,836)
Number of reportable segments | segment	3
Mining pool
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	$ 450,780	413,650
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(447,997)	(405,347)
Total segment and consolidated cost of revenue-depreciation and amortization	(4,748)	(1,234)
Data center
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	3,394	11,424
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(4,319)	(8,567)
Total segment and consolidated cost of revenue-depreciation and amortization	(2,343)	(1,610)
Cryptocurrency mining
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	37,823	11,378
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(13,700)	(4,821)
Total segment and consolidated cost of revenue-depreciation and amortization	(14,241)	(3,845)
Others
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	200	1,553
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	$ (2,050)	(1,753)
Total segment and consolidated cost of revenue-depreciation and amortization		$ (84)